UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6081

Nuveen California Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
	November 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.9% (4.1% of Total Investments)
$ 355	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 332,099
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	1,445,760
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
8,090	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	4,904,320
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37
10,445	Total Consumer Staples			6,682,179
	Education and Civic Organizations – 4.0% (2.7% of Total Investments)
100	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	93,662
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
70	5.000%, 11/01/21	11/15 at 100.00	A2	72,619
95	5.000%, 11/01/25	11/15 at 100.00	A2	96,161
1,000	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,053,680
	Institute, Series 2005A, 5.000%, 7/01/24
1,680	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	1,585,315
	Trust 1065, 9.236%, 3/01/33 (IF)
2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	1,605,940
	5.000%, 9/01/34
4,945	Total Education and Civic Organizations			4,507,377
	Health Care – 15.5% (10.7% of Total Investments)
240	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	219,636
	Series 2006, 5.000%, 4/01/37
5,305	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	5,005,321
	5.250%, 11/15/46 (UB)
3,200	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	3,212,352
	LLC, Series 2001A, 5.550%, 8/01/31
1,060	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	887,655
	of Central California, Series 2007, 5.250%, 2/01/46
569	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	580,619
	System, Trust 2554, 18.284%, 7/01/47 – FSA Insured (IF)
1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	10/17 at 100.00	A	845,230
	Henry Mayo Newhall Memorial Hospital, Series 2007A, 5.000%, 10/01/37
755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante	3/16 at 100.00	A+	683,305
	System, Series 2006, 5.000%, 3/01/41
135	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	131,413
	System, Series 2001C, 5.250%, 8/01/31
675	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A	657,167
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
2,585	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	Aa3	2,355,142
	2005A, 5.000%, 11/15/43
1,150	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,264,264
	2008A, 8.250%, 12/01/38
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	910,930
	Center, Series 2007A, 5.000%, 7/01/38
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/15 at 101.00	Aa2	888,230
	2007A, 4.500%, 5/15/37 – NPFG Insured
18,674	Total Health Care			17,641,264

	Housing/Single Family – 0.2% (0.2% of Total Investments)
240	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AA–	249,254
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	Industrials – 0.6% (0.4% of Total Investments)
750	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	710,198
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Long-Term Care – 2.1% (1.5% of Total Investments)
2,900	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Ba1	2,385,076
	Project, Series 2007, 5.250%, 12/01/27
	Tax Obligation/General – 18.7% (12.9% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,656,023
	2004A, 0.000%, 8/01/25 – FSA Insured
2,000	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A	2,034,720
1,350	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A	1,350,567
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
2,150	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	2,339,757
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – FSA Insured (UB)
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A+	1,396,296
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	A	2,532,250
	2002, 5.250%, 8/01/21 – FGIC Insured
1,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	A	1,114,840
	Bonds, Series 1997A, 6.150%, 8/01/15 – NPFG Insured
25	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA–	27,255
	5.250%, 8/01/24 – NPFG Insured
210	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	216,355
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
5,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998,	7/10 at 100.00	AA	5,121,400
	Series 2000B, 5.125%, 7/01/21 – NPFG Insured
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AA	1,724,839
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	AA–	1,701,020
	Bonds, Series 2004, 0.000%, 8/01/25 – FGIC Insured
31,605	Total Tax Obligation/General			21,215,322
	Tax Obligation/Limited – 25.5% (17.6% of Total Investments)
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A–	2,048,700
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
260	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	251,805
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
770	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	BBB	658,519
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,035	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	928,333
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
120	5.000%, 9/01/26	9/16 at 100.00	N/R	105,000
275	5.125%, 9/01/36	9/16 at 100.00	N/R	226,111
470	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A2	403,425
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,375	5.250%, 9/01/25 – AMBAC Insured	9/14 at 100.00	N/R	1,261,535
1,500	5.250%, 9/01/26 – AMBAC Insured	9/14 at 100.00	N/R	1,358,460
10,900	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	12,531,403
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,000	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/10 at 100.00	N/R	1,002,850
	Project, Series 1997, 6.375%, 9/01/17
1,065	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A	1,106,769
	Construction Project, Series 2006, 5.000%, 9/01/22 – NPFG Insured

225	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	196,191
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
280	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	276,094
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	2,638,400
	5.400%, 11/01/20 – AMBAC Insured
2,255	San Bernardino County, California, Certificates of Participation, Medical Center Financing	2/10 at 100.00	Baa1	2,255,428
	Project, Series 1995, 5.500%, 8/01/22 – NPFG Insured
1,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	1,259,268
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
485	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R	439,269
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
27,715	Total Tax Obligation/Limited			28,947,560
	Transportation – 25.3% (17.5% of Total Investments)
1,355	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,491,042
	2008, Trust 3211, 13.319%, 4/01/39 (IF)
4,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	3,876,960
	Bonds, Series 1999, 5.875%, 1/15/29
8,500	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.750%, 5/15/14 (Alternative	5/10 at 101.00	AA	8,701,025
	Minimum Tax)
5,210	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	A1	5,213,960
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2000, Issue 25:
2,515	5.500%, 5/01/24 – FSA Insured (Alternative Minimum Tax)	5/10 at 101.00	AAA	2,545,507
3,100	5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)	5/10 at 101.00	AAA	3,137,045
1,250	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	A1	1,266,188
	Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/21 – FGIC Insured
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	1/10 at 100.00	AAA	2,466,898
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 –
	FSA Insured (Alternative Minimum Tax)
28,395	Total Transportation			28,698,625
	U.S. Guaranteed – 20.9% (14.4% of Total Investments) (4)
110	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/10 at 100.00	N/R (4)	112,141
	County Tobacco Funding Corporation, Series 2002B, 5.125%, 6/01/20 (Pre-refunded 6/01/10)
3,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	3,346,020
	5/01/18 (Pre-refunded 5/01/12)
25	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	27,459
	Series 2001W, 5.500%, 12/01/15 (Pre-refunded 12/01/11)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	12,234
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured (ETM)
2,100	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	2,461,179
1,680	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,875,367
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AA– (4)	5,150,150
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
2,000	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	A3 (4)	2,146,680
	2001, 5.000%, 8/01/21 (Pre-refunded 8/01/11) – MBIA Insured
875	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	961,100
	5.000%, 8/15/34 – NPFG Insured (ETM)
4,000	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding	No Opt. Call	AAA	5,313,280
	Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)
40	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Pre-refunded	5/10 at 100.00	A1 (4)	40,787
	5/01/10) – FGIC Insured
1,875	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA– (4)	2,210,006
	5.250%, 8/01/24 (Pre-refunded 8/01/14) – MBIA Insured
20,715	Total U.S. Guaranteed			23,656,403

	Utilities – 5.0% (3.5% of Total Investments)
1,500	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	3/10 at 101.00	A1	1,503,585
	Edison Company, Series 1999A, 5.450%, 9/01/29 – NPFG Insured
2,815	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/09 at 100.00	N/R	2,544,310
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)
1,365	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,235,462
	2007A, 5.500%, 11/15/37
455	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	401,911
	9/01/31 – SYNCORA GTY Insured
6,135	Total Utilities			5,685,268
	Water and Sewer – 21.1% (14.5% of Total Investments)
1,020	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,235,016
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%, 10/01/31 –	10/16 at 100.00	AAA	2,456,475
	FSA Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	722,078
	10/01/36 – FSA Insured
3,380	Orange County Sanitation District, California, Certificates of Participation, Trust 11738,	2/19 at 100.00	AAA	3,805,610
	Series 2009, 17.392%, 2/01/35 (IF)
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	3,035,200
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
350	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	357,004
	2006, 5.000%, 12/01/31 – FGIC Insured
2,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	A+	2,134,680
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – NPFG Insured
10,000	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	N/R	10,131,397
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured
23,500	Total Water and Sewer			23,877,460
$ 176,019	Total Investments (cost $164,841,778) – 144.8%			164,255,986
	Floating Rate Obligations – (3.8)%			(4,285,000)
	Other Assets Less Liabilities – 2.0%			2,224,769
	Preferred Shares, at Liquidation Value – (43.0)% (6)			(48,775,000)
	Net Assets Applicable to Common Shares – 100%			$ 113,420,755

Fair Value Measurements

In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$164,255,986	$ —	$164,255,986

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2009, the cost of investments was $160,489,303.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 6,523,755
Depreciation	(7,041,628)
Net unrealized appreciation (depreciation) of investments	$ (517,873)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after
December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007;
(2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Market Opportunity Fund, Inc.

By (Signature and Title)      /s/ Kevin J. McCarthy
                                                Kevin J. McCarthy
                                                Vice President and Secretary

Date         January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                               Gifford R. Zimmerman
                                               Chief Administrative Officer (principal executive officer)

Date         January 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                               Stephen D. Foy
                                               Vice President and Controller (principal financial officer)

Date        January 29, 2010